Revenue Recognition (Details) - Schedule of revenue by product - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Total	$ 674,518	$ 252,940	$ 252,940	$ 963,838	$ 356,770	$ 658,432	$ 602,636
C-Bond Secure multi-purpose and BRS ballistic resistant glass protection systems [Member]
Revenue from External Customer [Line Items]
Total	24,553	54,205		184,845	116,388	155,755	430,915
C-Bond Nanoshield solution sales [Member]
Revenue from External Customer [Line Items]
Total	52,645	73,699		159,017	90,028	218,900	121,163
Disinfection products [Member]
Revenue from External Customer [Line Items]
Total		116,851		7,130	134,989	250,208
C-Bond installation and other services [Member]
Revenue from External Customer [Line Items]
Total		3,515		12,143	4,892	8,992	32,306
Freight and delivery [Member]
Revenue from External Customer [Line Items]
Total	$ 3,680	$ 4,670		$ 7,063	$ 10,473	$ 24,577	$ 18,252